COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

6.1 - Cost of revenues

	For the year ended December 31,
	2018	2017	2016
Salaries, employee benefits and social security taxes	(293,171)	(239,013)	(176,320)
Shared-based compensation expense	(4,248)	(5,666)	(917)
Depreciation and amortization expense	(4,022)	(4,339)	(4,281)
Travel and housing	(6,623)	(6,631)	(6,586)
Office expenses	(2,082)	(1,692)	(1,084)
Professional services	(5,248)	(5,005)	(1,754)
Promotional and marketing expenses	(1,575)	(244)	(170)
Recruiting, training and other employee expenses	(1,382)	(415)	(216)
Taxes	(203)	(166)	(67)
TOTAL	(318,554)	(263,171)	(191,395)

6.2 - Selling, general and administrative expenses

	For the year ended December 31,
	2018	2017	2016
Salaries, employee benefits and social security taxes	(47,805)	(41,956)	(29,842)
Shared-based compensation expense	(8,665)	(8,798)	(2,703)
Rental expenses	(17,185)	(13,739)	(12,032)
Office expenses	(11,602)	(11,800)	(10,200)
Professional services	(13,754)	(9,885)	(7,599)
Travel and housing	(6,259)	(4,460)	(5,054)
Taxes	(6,126)	(6,140)	(5,010)
Depreciation and amortization expense	(16,521)	(11,789)	(6,637)
Recruiting, training and other employee expenses	(1,507)	(941)	(761)
Promotional and marketing expenses	(3,763)	(1,305)	(1,123)
TOTAL	(133,187)	(110,813)	(80,961)